Share Capital - Disclosure of detailed information about warrants, activity (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Share capital [Line Items]
Number of warrants outstanding at beginning of period | shares	1,819,555	1,824,555
Weighted average exercise price of warrants outstanding at beginning of period | $ / shares	$ 0.36	$ 0.36
Number of warrants expired | shares		(5,000)
Weighted average exercise price of warrants expired | $ / shares		$ 0.36
Number of warrants outstanding at end of period | shares	8,138,614	1,819,555
Weighted average exercise price of warrants outstanding at end of period | $ / shares	$ 0.29	$ 0.36
May 4, 2022 [Member]
Share capital [Line Items]
Number of warrants issued | shares	2,109,234
Weighted average exercise price of warrants issued | $ / shares	$ 0.4
Number of warrants outstanding at end of period | shares	2,109,234
Weighted average exercise price of warrants outstanding at end of period | $ / shares	$ 0.4
December 30, 2022 [Member]
Share capital [Line Items]
Number of warrants issued | shares	4,209,825
Weighted average exercise price of warrants issued | $ / shares	$ 0.2
Number of warrants outstanding at end of period | shares	4,209,825
Weighted average exercise price of warrants outstanding at end of period | $ / shares	$ 0.2